PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited)
1
Voya Target
Retirement 2035 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 33.1%
195,115  iShares Core S&P Mid-
Cap ETF
$ 12,073,716
5.5
39,031  iShares Core S&P
Small-Cap ETF
4,363,276
2.0
201,309  iShares Core U.S.
Aggregate Bond ETF
19,979,918
9.1
184,872  SPDR Portfolio High
Yield Bond ETF
4,407,349
2.0
429,045  Vanguard FTSE
Developed Markets
ETF
21,911,328
10.0
120,173  Vanguard FTSE
Emerging Markets ETF
5,375,338
2.4
77,293  Vanguard Long-Term
Treasury ETF
4,507,728
2.1
Total Exchange-Traded
Funds
(Cost $70,028,157)
72,618,653
33.1
MUTUAL FUNDS : 66.9%
Affiliated Investment Companies : 24.6%
3,916,691  Voya Intermediate
Bond Fund - Class R6
34,466,882
15.7
1,414,443  Voya Multi-Manager
International Equity
Fund - Class I
15,332,564
7.0
403,614  Voya VACS Series
EME Fund
4,278,310
1.9
54,077,756
24.6
Unaffiliated Investment Companies : 42.3%
448,394  Fidelity 500 Index
Fund
92,875,885
42.3
Total Mutual Funds
(Cost $146,923,412)
146,953,641
66.9
Total Long-Term
Investments
(Cost $216,951,569)
219,572,294
100.0
Total Investments in
Securities
(Cost $216,951,569) $ 219,572,294 100.0
Assets in Excess of
Other Liabilities 91,604 0.0
Net Assets $ 219,663,898 100.0

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)
2
Voya Target
Retirement 2035 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 72,618,653 $ — $ — $ 72,618,653
Mutual Funds 146,953,641 — — 146,953,641
Total Investments, at fair value $ 219,572,294 $ — $ — $ 219,572,294
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 28, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/28/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 19,676,639 $ 30,859,141 $ (16,151,287) $ 82,389 $ 34,466,882 $ 1,004,256 $ 330,209 $ —
Voya Multi-Manager International
Equity Fund - Class I
10,882,166 19,315,069 (14,247,767) (616,904) 15,332,564 309,148 791,637 —
Voya Short Duration Bond Fund -
Class R6
— 1,139,615 (1,139,615) — — 9,065 4,607 —
Voya VACS Series EME Fund
2,664,629 4,365,211 (2,191,566) (559,964) 4,278,310 189,179 252,300 18,315
$ 33,223,434 $ 55,679,036 $ (33,730,235) $ (1,094,479) $ 54,077,756 $ 1,511,648 $ 1,378,753 $ 18,315
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 3,416,550
Gross Unrealized Depreciation (795,825)
Net Unrealized Appreciation $ 2,620,725